Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue:
Health care services	€ 3,529,609	€ 3,499,437	€ 10,255,289	€ 10,707,969
Health care products	911,757	914,331	2,716,372	2,750,940
Revenue	4,441,366	4,413,768	12,971,661	13,458,909
Costs of revenue:
Health care services	2,697,639	2,604,143	7,844,690	8,013,615
Health care products	476,510	450,453	1,369,104	1,281,713
Costs of revenue	3,174,149	3,054,596	9,213,794	9,295,328
Gross profit	1,267,217	1,359,172	3,757,867	4,163,581
Operating (income) expenses:
Selling, general and administrative	731,230	706,642	2,272,922	2,227,888
Research and development	52,362	44,923	153,024	141,346
Income from equity method investees	(21,036)	(24,173)	(71,214)	(48,487)
Operating income	504,661	631,780	1,403,135	1,842,834
Other (income) expense:
Interest income	(15,590)	(7,531)	(44,811)	(27,469)
Interest expense	84,026	95,223	258,528	311,320
Income before income taxes	436,225	544,088	1,189,418	1,558,983
Income tax expense	104,990	124,342	274,131	361,952
Net income	331,235	419,746	915,287	1,197,031
Net income attributable to noncontrolling interests	58,191	66,244	174,720	209,838
Net income attributable to shareholders of FMC-AG & Co. KGaA	€ 273,044	€ 353,502	€ 740,567	€ 987,193
Basic earnings per share	€ 0.93	€ 1.21	€ 2.53	€ 3.35
Diluted earnings per share	€ 0.93	€ 1.21	€ 2.53	€ 3.35